================================================================================
USLIFE INCOME FUND, INC.
2929 Allen Parkway
Houston, TX 77019


Dear Fellow Shareholder:

The USLIFE Income Fund is an income-oriented fund looking for current income. As a fixed income mutual fund investor you have several advantages over those who purchase individual income producing bonds. Probably the greatest advantage is diversification, the spreading of assets across many types of securities to reduce risk. The Fund manager can buy a variety of bonds to reduce potential price declines if a particular issue does not perform well. The manager can also adjust a bond fund's average maturity to try to capture price appreciation and maintain income when rates are expected to fall or to protect principal when rates are expected to rise. The manager also draws on intensive credit research and other information when selecting securities for purchase or deciding the timing of transactions. The assisting credit analysts try to determine the risk of a default or downgrade, which helps the fund manager make sound investments and avoid potential pitfalls. These analysts also continuously monitor the credit quality of the fund's holdings.

While no single type of investment can achieve all your investment goals, each one can make an important contribution to your long-term plan. Bonds remain a good choice for steady, high income. However, we must always be aware that overall economic conditions do effect the overall performance of any investment vehicle. The continued rally in worldwide economic activity bolstered stock prices but depresses bond prices. Interest rates, which move in the opposite direction from bond prices, rose significantly.

Immediately before the beginning of the Fund's new fiscal year on July 1, the Federal Reserve Board, attempting to cool the economy and abate price pressures, began raising short-term interest rates. The bond market had anticipated the increase back in February of 1999 and by the December 31 the 30-year U.S. Treasury bonds reached 6.48%. The 10-year Treasury note, the benchmark for mortgage rates, rose to 6.44% while the 3-month Treasury bill moved to 5.33% by the end of December. Price declines were greatest for long-term bonds and least for short-term bonds.

The USLIFE Income Fund reported net investment income of $1,690,213 or $0.30 per share for the six months ended December 31, 1999, versus $2,176,596 or $0.39 per share for the six months ended December 31, 1998. The decrease in net investment income for the period is attributable to increased expenses primarily in connection with a proxy contest at the Fund's 1999 Annual Meeting of Shareholders, and related matters. The voting results at the Annual Meeting can be found on page 16 under the heading Supplementary Information.

Net assets of the Fund were $53,104,548 or $9.41 per share at December 31, 1999, versus $59,759,175 or $10.59 per share on December 31,1998. Cash dividends totaling $0.38 per share were paid to shareholders during the six months ending December 31, 1999. The Fund's market price return of negative 14.18% for the year ended December 31,1999, and Net Asset Value (NAV) return of negative 2.91%, assuming reinvestment of dividends, compared unfavorably with its relevant benchmarks. The Merrill Lynch Corporate Government Index returned 0.20% while the Merrill Lynch High Yield Bond Index returned negative 0.18%.

================================================================================
The Fund had 54.0% of its assets in investment grade issues and 46.0% of its assets in below investment grade issues on December 31,1999. The Fund continues its policy of attempting to achieve a high level of current income for its shareholders.

The Board of Directors declared a quarterly dividend of $0.19 per share on January 18, 2000, payable on March 1, 2000, to shareholders of record on February 18, 2000. We encourage those shareholders not already participating in USLIFE Income Fund's Automatic Dividend Investment Plan, described on page 15, to consider enrolling in the Plan.

Thank you for your continued confidence and support.

Sincerely,

/s/ Alice T. Kane
Alice T. Kane
President

================================================================================
USLIFE INCOME FUND, INC.
Schedule of Investments (Unaudited)
December 31,1999

PAR VALUE                                                        MARKET VALUE
---------                                                        ------------
                   CORPORATE BONDS - 96.00%
                   AEROSPACE/DEFENSE - 1.64%
$     500,000      Loral Corp.,
                     7.00% due 9/15/23 ........................  $    421,945
      500,000      Raytheon Co.,
                     7.38% due 7/15/25 ........................       446,720
                                                                 ------------
                                                                      868,665
                                                                 ------------
                   AIRLINES - 2.46%
    1,482,915      U.S. Airways Inc.,
                     6.85% due 1/30/18 ........................     1,306,537
                                                                 ------------
                   APPAREL & PRODUCTS - 0.93%
      500,000      Bell Sports, Inc.,
                     11.00% due 8/15/08 .......................       495,000
                                                                 ------------

                   AUTO - CARS - 1.10%
      750,000      Prestolite Electric, Inc.,
                     9.63% due 2/01/08 ........................       585,000
                                                                 ------------

                   AUTO - ORIGINAL EQUIPMENT - 0.48%
      250,000      JL French Auto Casting,
                     11.50% due 06/01/09 ......................       255,000
                                                                 ------------

                   BANKS - REGIONAL - 4.42%
    2,500,000      Zions Institutional Capital Trust A,
                     8.54% due 12/15/26 .......................     2,348,475
                                                                 ------------

                   BROADCASTING - 3.12%
    1,500,000      Echostar DBS Corp.,
                     9.38% due 02/01/09 .......................     1,503,750
      100,000      Cumulus Media, Inc.,
                     10.38% due 07/01/08 ......................       104,000
       50,000      Spanish Broadcasting System, Inc.,
                     9.63% due 11/01/09 .......................        50,250
                                                                 ------------
                                                                    1,658,000
                                                                 ------------

See accompanying notes to financial statements.

================================================================================
USLIFE INCOME FUND, INC.
Schedule of Investments (Unaudited) continued
December 31,1999

PAR VALUE                                                        MARKET VALUE
---------                                                        ------------
                   BUILDING MATERIALS - 1.17%
$   1,000,000      Uniforet Inc.,
                     11.13% due 10/15/06 ......................  $    620,000
                                                                 ------------

                   CHEMICAL - MAJOR - 0.90%
      525,000      Koppers Industry, Inc.,
                     9.88% due 12/01/07 .......................       477,750
                                                                 ------------

                   CHEMICAL - MISCELLANEOUS - 1.25%
                   Lyondell Chemical Co.:
      150,000        9.88% due 05/01/07 .......................       153,000
      500,000        9.63% due 05/01/07 .......................       511,250
                                                                 ------------
                                                                      664,250
                                                                 ------------

                   CONGLOMERATES - 3.23%
    2,000,000      Loews Corp.,
                     7.00% due 10/15/23 .......................     1,714,520
                                                                 ------------

                   CONSUMER FINANCE - 0.56%
      300,000      AmeriCredit Corp.,
                     9.25% due 02/01/04 .......................       299,625
                                                                 ------------

                   CONTAINERS - METAL/GLASS - 0.85%
      450,000      BWAY Corp.,
                     10.25% due 04/15/07 ......................       448,875
                                                                 ------------

                   DRUGS - 1.17%
      650,000      ICN Pharmaceuticals, Inc.,
                     8.75% due 11/15/08 .......................       620,750
                                                                 ------------

                   ELECTRIC PRODUCTS - MISCELLANEOUS - 3.39%
    2,000,000      ITT Industrial, Inc.,
                     7.40% due 11/15/25 .......................     1,800,740
                                                                 ------------

See accompanying notes to financial statements.

================================================================================
USLIFE INCOME FUND, INC.
Schedule of Investments (Unaudited) continued
December 31,1999

PAR VALUE                                                        MARKET VALUE
---------                                                        ------------
                   ENTERTAINMENT - 2.48%
$     100,000      Carmike Cinemas, Inc.,
                     9.38% due 02/01/09 ....................... $      87,500
      250,000 (1)  Hollywood Casino Shreveport,
                     13.00% due 08/01/06 ......................       267,500
      100,000      MTS, Inc.,
                     9.38% due 05/01/05 .......................        55,000
      500,000      Regal Cinemas, Inc.,
                     9.50% due 06/01/08........................       380,000
      500,000      Riviera Black Hawk, Inc.,
                     13.00% due 05/01/05 .......................      525,000
                                                                 ------------
                                                                    1,315,000
                                                                 ------------

                   FINANCIAL SERVICES - 10.09%
    1,500,000 (1)  Bank of Scotland,
                     7.00% due 11/29/49.........................    1,385,250
    1,500,000      Doral Financial Corp.,
                     8.50% due 07/08/04.........................    1,478,405
    1,500,000      Ono Finance Plc.,
                     13.00% due 05/01/09........................    1,530,000
    1,000,000      Paine Webber Group, Inc.,
                     7.94% due 01/27/17 ........................      964,520
                                                                 ------------
                                                                    5,358,175
                                                                 ------------

                   FOODS - 1.23%
      800,000      Ameriserve Food Distribution,
                     10.13% due 07/15/07........................      272,000
      500,000      Borden, Inc.,
                     7.88% due 02/15/23 ........................      382,010
                                                                 ------------
                                                                      654,010
                                                                 ------------

                   HEALTHCARE - 0.53%
    2,150,000 *    Kuala Health Affiliates, Inc.,
                     6.00% due 08/31/03 ........................      215,000
      100,000      Universal Hospital Services,
                     10.25% due 03/01/08 .......................       68,000
                                                                 ------------
                                                                      283,000
                                                                 ------------

See accompanying notes to financial statements.

================================================================================
USLIFE INCOME FUND, INC.
Schedule of Investments (Unaudited) continued
December 31,1999

PAR VALUE                                                        MARKET VALUE
---------                                                        ------------
                   HOME BUILDERS - 0.18%
$     100,000      Beazer Homes USA, Inc.,
                     9.00% due 03/01/04 .......................  $     95,750
                                                                 ------------

                   INFORMATION PROCESSING - NETWORKING - 0.28%
      200,000 (1)  Condor Systems, Inc.,
                     11.88% due 05/01/09 ......................       150,250
                                                                 ------------

                   INSURANCE - MULTILINE - 4.25%
    2,300,000      Zurich Capital Trust,
                     8.38% due 06/01/37 .......................     2,255,978
                                                                 ------------

                   LEISURE TIME - 1.85%
      500,000      Hollywood Park, Inc.,
                     9.25% due 02/15/07 .......................       495,625
      500,000      Speedway Motorsports, Inc.,
                     8.50% due 08/15/07 .......................       485,000
                                                                 ------------
                                                                      980,625
                                                                 ------------

                   LODGING - 0.93%
      500,000      Prime Hospitality Corp.,
                     9.75% due 04/01/07 .......................       495,000
                                                                 ------------

                   MACHINERY - CONSTRUCTION & CONTRACTS - 0.14%
      250,000      Grove Worldwide LLC.,
                     9.25% due 05/01/08 .......................        72,500
                                                                 ------------

                   MERCHANDISE - SPECIALTY - 0.26%
      150,000      Finlay Fine Jewelry Corp.,
                     8.38% due 05/01/08 .......................       138,750
                                                                 ------------

                   MERCHANDISING - DEPARTMENT - 0.36%
      200,000      True Temper Sports, Inc.,
                     10.88% due 12/01/08 ......................       191,000
                                                                 ------------

                   MERCHANDISING - FOOD - 0.99%
      600,000      Disco SA,
                     9.88% due 05/15/08 .......................       523,500
                                                                 ------------

See accompanying notes to financial statements.

================================================================================
USLIFE INCOME FUND, INC.
Schedule of Investments (Unaudited) continued
December 31,1999

PAR VALUE                                                        MARKET VALUE
---------                                                        ------------
                   MERCHANDISING - MASS - 4.43%
$   2,500,000      K Mart Funding Corp.,
                     9.44% due 07/01/18 .......................  $  2,352,650
                                                                 ------------

                   METALS - MISCELLANEOUS - 0.91%
      500,000      Inco Limited,
                     9.60% due 06/15/22 .......................       484,435
                                                                 ------------

                   METALS - STEEL - 0.75%
      192,000      National Steel Corp.,
                     9.88% due 03/01/09........................       197,760
      250,000      Renco Steel Holdings,
                     10.88% due 02/01/05 ......................       202,500
                                                                 ------------
                                                                      400,260
                                                                 ------------

                   OIL - INTEGRATED DOMESTIC - 1.76%
      750,000      Tesoro Petroleum Corp.,
                     9.00% due 07/01/08 .......................       716,250
      200,000      USX-Marathon Group,
                     9.13% due 01/15/13 .......................       217,280
                                                                 ------------
                                                                      933,530
                                                                 ------------

                   OIL - SERVICES - 0.56%
      300,000      Pride Petroleum Services,
                     9.38% due 05/01/07 .......................       299,250
                                                                 ------------

                   OIL/GAS PRODUCERS - 2.23%
                   Chesapeake Energy Corp.:
      200,000        9.63% due 05/01/05 .......................       188,500
      100,000        9.13% due 04/15/06 .......................        91,250
      500,000      Frontier Oil Corp.,
                     11.75% due 11/05/09 ......................       492,500
      200,000      Pogo Producing Co.,
                     10.38% due 02/15/09 ......................       208,000
      200,000      Swift Energy Co.,
                     10.25% due 08/01/09 ......................       201,500
                                                                 ------------
                                                                    1,181,750
                                                                 ------------

See accompanying notes to financial statements.

================================================================================
USLIFE INCOME FUND, INC.
Schedule of Investments (Unaudited) continued
December 31,1999

PAR VALUE                                                        MARKET VALUE
---------                                                        ------------
                   PAPER/FOREST PRODUCTS - 8.49%
$   2,300,000      Boise Cascade Co.,
                     7.99% due 09/13/13 .......................  $  2,095,323
                   Georgia-Pacific Corp.:
      500,000        9.63% due 03/15/22 .......................       515,975
    2,000,000        8.25% due 03/01/23 .......................     1,898,460
                                                                 ------------
                                                                    4,509,758
                                                                 ------------

                   POLLUTION CONTROL - 1.82%
    1,000,000      Safety-Kleen Services,
                     9.25% due 06/01/08 .......................       967,500
                                                                 ------------

                   PUBLISHING - NEWS - 4.50%
    2,500,000      News America Holdings,
                     8.15% due 10/17/36 .......................     2,389,500
                                                                 ------------

                   PUBLISHING/PRINTING - 0.84%
      200,000      TV Guide, Inc.,
                     8.13% due 03/01/09 .......................       199,500
      250,000      Transwestern Publishing Co.
                     9.63% due 11/15/07 .......................       248,125
                                                                 ------------
                                                                      447,625
                                                                 ------------

                   RESTAURANTS - 1.24%
      500,000      Apple South, Inc.,
                     9.75% due 06/01/06 .......................       455,000
      100,000      Perkins Family Restaurant,
                     10.13% due 12/15/07 ......................       101,000
      100,000      Southern Foods,
                     9.88% due 09/01/07 .......................       100,750
                                                                 ------------
                                                                      656,750
                                                                 ------------

                   SAVINGS & LOAN - 4.83%
    2,700,000      Ahmanson Capital Trust,
                     8.36% due 12/01/26 .......................     2,566,511
                                                                 ------------

See accompanying notes to financial statements.

================================================================================
USLIFE INCOME FUND, INC.
Schedule of Investments (Unaudited) continued
December 31,1999

PAR VALUE                                                        MARKET VALUE
---------                                                        ------------
                   TELECOMMUNICATIONS - 6.16%
$     500,000      Amphenol Corp.,
                     9.88% due 05/15/07 .......................  $    520,000
      500,000      Call-Net Enterprises, Inc.,
                     8.00% due 08/15/08 .......................       380,000
      265,000      Energis, Plc.,
                     9.75% due 06/15/09 .......................       274,275
    1,125,000      GCI, Inc.,
                     9.75% due 08/01/07 .......................     1,032,188
      100,000      Global Crossing Holding Limited,
                     9.63% due 05/15/08 .......................        99,750
      100,000      Intermedia Communications, Inc.,
                     8.50% due 01/15/08 .......................        91,000
      500,000      NEXTLINK Communications, Inc.,
                     10.75% due 06/01/09 ......................       513,750
      500,000      Orbcomm Global,
                     14.00% due 08/15/04 ......................       360,000
                                                                 ------------
                                                                    3,270,963
                                                                 ------------

                   UTILITIES - ELECTRIC - 4.41%
      900,000      Boston Edison,
                     8.25% due 09/15/22 .......................       868,842
      865,000      Commonwealth Edison,
                     8.38% due 09/15/22 .......................       893,779
      600,000      Toledo Edison,
                     9.22% due 12/15/21 .......................       575,244
                                                                 ------------
                                                                    2,337,865
                                                                 ------------

                   UTILITIES - GAS, PIPELINE - 2.83%
    1,500,000      ONEOK, Inc.,
                     7.75% due 08/15/06 .......................     1,504,560
                                                                 ------------

                   TOTAL CORPORATE BONDS
                   (Cost $56,500,335) .........................    50,979,632
                                                                 ------------

See accompanying notes to financial statements.

================================================================================
USLIFE INCOME FUND, INC.
Schedule of Investments (Unaudited) continued
December 31,1999

PAR VALUE                                                        MARKET VALUE
---------                                                        ------------
                   WARRANTS - 0.35%
                   FINANCIAL SERVICES - 0.35%
$       1,500 (1)  Ono Finance Plc. ...........................  $    186,000
                                                                 ------------
                   TOTAL WARRANTS
                   (Cost $0) ..................................       186,000
                                                                 ------------

                   CORPORATE SHORT TERM -
                   REPURCHASE AGREEMENT - 2.30%
                   BANKS - OTHER - 2.30%
    1,223,000      State Street Bank Repurchase Agreement,
                   2.60% dated 12/31/99, to be repurchased
                   at $1,223,265 on 01/03/00 collaterized
                   by U.S.Treasury note, 5.63%, 05/15/01,
                   with a value of $1,250,000
                   ( Cost $1,223,000) .........................     1,223,000
                                                                 ------------

                   TOTAL CORPORATE SHORT TERM -
                   REPURCHASE AGREEMENT
                   ( Cost $1,223,000) .........................     1,223,000
                                                                 ------------

                   TOTAL INVESTMENTS - 98.65%
                   (Cost $57,723,335)  ........................  $ 52,388,632
                                                                 ============

                   * Non-income producing - issuer is in default of interest payments.
                   (1) Securities exempt form registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the aggregate value of theses securities was $1,989,000 representing 3.75% of the net assets.

================================================================================
USLIFE INCOME FUND, INC.
Statement of Assets and Liabilities (Unaudited)
December 31,1999

ASSETS
Investments at market
    Bonds (Cost $56,500,335)...................................  $ 51,165,632
    Repurchase Agreement (Cost $1,223,000).....................     1,223,000
Interest receivable............................................     1,266,577
Other assets...................................................         2,469
                                                                 ------------
      Total assets.............................................    53,657,678
                                                                 ------------
LIABILITIES
Directors' deferred compensation...............................       225,392
Payables to affiliates
    Advisory fees..............................................        27,475
    Accounting services........................................        12,705
Other liabilities..............................................       287,558
                                                                 ------------
      Total liabilities........................................       553,130
                                                                 ------------
NET ASSETS (equivalent to $9.41 per share
    on 5,643,768 shares outstanding)...........................  $ 53,104,548
                                                                 ============
NET ASSETS REPRESENTED BY:
Capital stock, $1.00 par value per share,
  10,000,000 shares authorized,
    5,643,768 shares outstanding...............................  $  5,643,768
Additional paid in capital.....................................    53,463,303
Accumulated net realized loss on securities....................    (1,305,178)
Undistributed net investment income............................       637,358
Unrealized depreciation of investments.........................    (5,334,703)
                                                                 ------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING....................  $ 53,104,548
                                                                 ============

See accompanying notes to financial statements.

================================================================================
USLIFE INCOME FUND, INC.
Statement of Operations
For the six months ended December 31, 1999

INVESTMENT INCOME:
Interest.......................................................  $  2,500,104
                                                                 ------------
EXPENSES:
Advisory fees..................................................       177,640
Legal and audit fees...........................................        27,804
Transfer agent fees and expenses...............................        27,440
Treasury and secretarial services..............................        25,000
Directors' fees................................................        20,924
Report to shareholders.........................................        19,356
New York Stock Exchange listing fees...........................         8,455
Interest on directors' deferred compensation...................         5,389
Custodian fees.................................................         2,429
Proxy expenses ................................................       492,858
Miscellaneous..................................................         2,596
                                                                 ------------
    Total expenses.............................................       809,891
                                                                 ------------
NET INVESTMENT INCOME..........................................     1,690,213
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities................................       405,599
Net unrealized depreciation of securities during the period....    (3,688,098)
                                                                 ------------
    Net realized and unrealized loss on securities
     during the period.........................................    (3,282,499)
                                                                 ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $ (1,592,286)
                                                                 ============
================================================================================
STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the Six          For the Fiscal
                                                                  Months Ended            Year Ended
                                                                December 31, 1999        June 30, 1999
                                                                -----------------       --------------
OPERATIONS:
Net investment income..........................................    $ 1,690,213            $ 4,402,006
Net realized gain (loss) on securities.........................        405,599               (656,773)
Net unrealized depreciation of securities during the period....     (3,688,098)            (3,284,726)
                                                                   ------------          ------------
Increase (decrease) in net assets resulting from operations....     (1,592,286)               460,507
                                                                   ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................      (2,144,635)           (4,289,263)
                                                                   ------------          ------------
TOTAL DECREASE IN NET ASSETS...................................      (3,736,921)           (3,828,756)
                                                                   ------------          ------------
NET ASSETS:
Beginning of year..............................................      56,841,469            60,670,225
                                                                   ------------          ------------
End of period (including undistributed net investment income
 of $637,358 December 31, 1999 and $1,091,780 June 30, 1999)...    $ 53,104,548          $ 56,841,469
                                                                   ============          ============

See accompanying notes to financial statements.

================================================================================
USLIFE INCOME FUND, INC.
Financial Highlights


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends

                                                                               ---------------------------------------------------
                                                                                            FISCAL YEAR ENDED JUNE 30,
                                                                               ---------------------------------------------------
PER SHARE DATA                                               DECEMBER 31, 1999  1999       1998       1997       1996       1995
                                                             ---------------------------------------------------------------------
Net asset value at beginning of period....................          $ 10.07    $ 10.75    $ 10.17    $  9.62    $ 10.07    $  9.39
                                                                    --------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income.................................             0.30       0.78       0.75       0.73       0.76       0.76
    Net realized and unrealized gain (loss)
      on securities.......................................            (0.58)     (0.70)      0.59       0.62      (0.41)      0.72
                                                                    --------------------------------------------------------------
    Total income (loss) from investment operations........            (0.28)      0.08       1.34       1.35       0.35       1.48
                                                                    --------------------------------------------------------------
Distributions:
    Distributions from net investment income..............            (0.38)     (0.76)     (0.76)     (0.80)     (0.80)     (0.80)
                                                                    --------------------------------------------------------------
    Net asset value, end of period........................          $  9.41    $ 10.07    $ 10.75    $ 10.17    $  9.62    $ 10.07
                                                                    ==============================================================
    Market value, end of period...........................          $  7.94    $  9.63    $  9.63    $  9.13    $  9.00    $  9.25
                                                                    ==============================================================
Total investment return*:
    Based on market value.................................           (14.18%)     7.85%     14.01%     10.48%      5.56%      7.72%
    Based on net asset value..............................            (2.91%)     0.64%     13.57%     15.19%      3.64%     17.08%

RATIOS AND SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...............             1.47%      1.12%      1.12%      1.19%      1.17%      1.22%
    Ratio of net investment income to average net assets..             3.08%      7.46%      7.11%      7.43%      7.49%      7.99%
    Portfolio turnover rate...............................               33%        58%        73%        26%        30%        30%
    Number of shares outstanding at end of period (000's).            5,644      5,644      5,644      5,644      5,644      5,644
    Net assets, end of period (000's).....................         $ 53,105   $ 56,841   $ 60,670   $ 57,417   $ 54,279   $ 56,834
    Average net assets, during the period (000's).........         $ 54,924   $ 58,998   $ 59,597   $ 55,764   $ 56,914   $ 53,474

*Total returns reflect the change in net asset value or market value during each period, assuming that dividends and capital gains distributions, if any, were reinvested in accordance with the Automatic Dividend Investment Plan available to shareholders. Total return based on net asset value may not be representative of a shareholder's actual total return due to the difference between the net asset value and the current market value of a share as traded on the exchange.

================================================================================
USLIFE INCOME FUND, INC.
Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
USLIFE Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed end diversified management investment company. The Fund's investment objective is to provide a high level of current income through a diversified portfolio composed predominantly of marketable fixed income securities.
The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.  INVESTMENT VALUATION
    Listed securities are valued at the last reported sale price on the principal exchange on which the security is traded. In the absence of any sales that day, securities are valued at the last reported bid price, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, short term securities with a remaining maturity of 60 days or less are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Fund's Board of Directors.

B.  REPURCHASE AGREEMENTS
    The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Variable Annuity Life Insurance Company ("VALIC" or the "Adviser") determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

C.  FEDERAL INCOME TAXES
    The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no Federal income tax provision is required. At December 31,1999, the Fund had a net capital loss carry forward of approximately $1.1 million expiring through June 30, 2002.

D.  INVESTMENT TRANSACTIONS AND RELATED
    INVESTMENT INCOME
    Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date. Coupon interest income on investments is accrued daily. Market premiums on securities are not being amortized and discounts are not being accreted, except for original issue discounts which are being accreted for tax purposes.

E.  DISTRIBUTION TO SHAREHOLDERS
    Distributions to shareholders are recorded on the record date. The Fund declares dividends from net investment income quarterly. Capital gains distributions in excess of any existing capital loss carry forwards, are declared annually. Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/ tax differences arising in the current year.

================================================================================
USLIFE INCOME FUND, INC.
Notes to Financial Statements
continued

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
On September 24,1997, the shareholders of the Fund approved an investment advisory agreement with the Adviser. VALlC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. The Adviser receives a monthly fee equal to the sum of: a) 0.04167% of the Fund's adjusted net assets (month end net assets, less net investment income for the month) and b) 2-1/2% of the Fund's net investment income, minus interest on borrowed funds during the month. During the six months ended December 31, 1999, the Fund paid VALIC $177,640 for providing advisory services.

In accordance with the investment advisory agreement, the Fund reimburses the Adviser for services performed on behalf of the Fund by the Secretary and the Treasurer and personnel operating under their direction. During the six months ended December 31,1999, the Fund paid VALIC $25,000 for providing these services.

At December 31,1999, the Fund had a deferred compensation liability to a former Director of the Fund which totaled $225,392 including accrued interest payable by the Fund.

Certain officers and directors of the Fund are officers and directors of VALIC or affiliates of VALIC.

NOTE 3 - INVESTMENT ACTIVITY
At December 31, 1999, the identified cost of investments for Federal income tax purposes was $57,723,335 resulting in gross unrealized appreciation of $415,342, gross unrealized depreciation of $5,750,045, and net unrealized depreciation of $5,334,703.

During the six months ended December 31,1999, purchases and sales of investments, other than short-term investments, aggregated $17,513,073 and $17,584,642, respectively.

USLIFE INCOME FUND, INC.
Supplementary Information

AUTOMATIC DIVIDEND INVESTMENT PLAN

Shareholders may elect to enroll in the Fund's Automatic Dividend Investment Plan ("Plan"). All distributions of the Fund's net investment income and net realized short-term and long-term capital gains, if any, will automatically be received or invested in shares of the Fund's common stock at their net asset value or market price plus the cost of brokerage commissions, whichever is lower. Shares will be held by Chase Manhattan Bank, the Plan agent, in an account for each participant in non-certificated form. Participation in the Plan will not relieve participants of any capital gains or income tax payable on dividends or distributions reinvested under the Plan. Participation in the Plan can be terminated at any time up to the next dividend record date by writing to Chase Mellon Shareholder Services, L.L.C. Upon termination, stock certificates for full shares will be issued to the participant or, at the participant's direction, sold at the current market price. Any fractional shares at the time of termination will be converted to cash at the current market price. A check for the proceeds, less brokerage commissions and any other costs of sale, will be sent to the participant. For additional information on the Plan, please write ChaseMellon Shareholder Services, L.L.C. 85 Challenger Road, Overpeck Center, Ridgefield Park, NJ 07660 or call 1-800-526-0801.

================================================================================
USLIFE INCOME FUND, INC.
Supplementary Information
continued

ANNUAL MEETING OF SHAREHOLDERS

PROXY VOTING RESULTS
The Annual Meeting of Shareholders of the Fund was held on December 3, 1999. Shareholders of the Fund voted on the election of four directors to the Board, the ratification of the selection of KPMG LLP as independent auditor of the Fund and a proposal submitted by a shareholder (and opposed by the Board of Directors) requesting that the Fund invest in equity securities as well as fixed income securities. The results of the proposals voted on by shareholders of the Fund were as follows:

Election of four Directors to the Board.

Nominees of the                                                 Total
Fund's Board                                                   Shares
of Directors                             For      Withheld      Voted
---------------                        -------    --------    ---------
Kent E. Barrett                       3,636,091    106,530    3,742,621
Judge Gustavo E. Gonzales, Jr.        3,634,246    108,375    3,742,621
Alice T. Kane                         3,636,341    106,280    3,742,621
Dr. F. Robert Paulsen                 3,634,163    108,458    3,742,621


Nominees of the                                                 Total
Ernest Horejsi                                                 Shares
Trust No. 1B                             For      Withheld      Voted
---------------                        -------    --------    ---------
Stewart R. Horejsi                      520,582     18,818      539,400
John S. Horejsi                         520,582     18,818      539,400
Richard I. Barr                         520,782     19,018      539,800
James G. Duff                           520,782     19,018      539,800

The four nominees elected to the Board were Kent E. Barrett, Judge Gustavo E. Gonzales, Jr., Alice T. Kane and Dr. F. Robert Paulsen. The nominees of Ernest Horejsi Trust No. 1B were not elected to the Board. Those directors whose current term of office did not expire in 1999 are: Dr. Judith L. Craven, Dr. Timothy J. Ebner, Dr. Norman Hackerman, Dr. John Wm. Lancaster, Ben H. Love and Dr. John E. Maupin, Jr.

Ratify the selection of KPMG LLP as independent auditor of the Fund for the fiscal year ending June 30, 2000.

                                        Total
                                       Shares
       For        Against   Abstain     Voted
    ---------     -------   -------   ---------
    4,141,978      43,752    96,690   4,282,420

Proposal submitted by Ernest Horejsi Trust No. 1B requesting that the Board of Directors take proper actions that result in the Fund investing in equity securities as well as fixed income securities.

                                        Total
                                       Shares
       For        Against   Abstain     Voted
    ---------     -------   -------   ---------
      528,483   3,750,519     2,661   4,281,663

OTHER INFORMATION
On January 18, 2000, the Board of Directors declared a quarterly dividend of $0.19 per share. The dividend will be payable on March 1, 2000 to shareholders of record on February 18, 2000.

In addition, on January 18, 2000, by resolution of the Fund's Board of Directors in accordance with the provisions of Subtitle 8 of Title 3 of the Maryland General Corporation Law ("Subtitle 8"), the Fund elected to be subject to Sections 3-804 and 3-805 of the Maryland General Corporation Law. Subtitle 8 was enacted by the State of Maryland effective June 1, 1999. Sections 3-804 and 3-805 provide, among other things, that (i) any permitted removal of directors from office requires the affirmative vote of the holders of two-thirds of all outstanding shares, (ii) only the board of directors may set the size of the board and vacancies on the board of directors may be filled only by the remaining directors and (iii) special meetings of stockholders may be called by the holders of a majority of all outstanding shares.

================================================================================
USLIFE INCOME FUND, INC.
Supplementary Information
continued

Also, on January 18, 2000, the Fund's Board of Directors adopted certain amendments to the Fund's Amended and Restated Bylaws. These amendments, among other things, (i) consistent with Section 3-804(a) of the Maryland General Corporation Law, increase the vote required to remove directors from office for cause, from the holders of a majority to the holders of two-thirds of all outstanding shares, (ii) consistent with Section 16(a) of the Investment Company Act, as amended, require that, if at any time less than a majority of the Board is comprised of directors elected by stockholders, a special meeting of stockholders be called to fill existing vacancies on the Board (and not for the purpose of electing the entire Board), (iii) consistent with Section 3-805 of the Maryland General Corporation Law, increase the percentage of outstanding shares required to cause the Fund to call a special meeting of stockholders from the holders of 25% to the holders of a majority of all outstanding shares, (iv) require 90 to 120 days advance notice of stockholder nominations for directors and presentation of new business by stockholders and (v) consistent with Section 2-109(b) of the Maryland General Corporation Law, increase the percentage of outstanding shares required for the stockholders to amend the Fund's Amended and Restated Bylaws from the holders of a majority to the holders of two-thirds of all outstanding shares.

================================================================================
BOARD OF DIRECTORS

Kent E. Barrett
Judith L. Craven
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Alice T. Kane
John W. Lancaster
Ben H. Love
John E. Maupin, Jr.
F. Robert Paulsen

OFFICERS

Alice T Kane, President
Kent E. Barrett, Executive Vice President
Peter V. Tuters - Senior Investment Officer
Pauletta R. Cohn, Vice President
Leon A. Olver, Vice President
Gregory R. Seward, Treasurer
Cynthia A. Toles, Vice President and Secretary
Nori L. Gabert, Vice President and Assistant Secretary
Cynthia A. Gibbons, Assistant Vice President
Gregory R. Kingston, Assistant Treasurer
Kathryn A. Pearce, Assistant Treasurer
Jaime M. Sepulveda, Assistant Treasurer
Heriberto Valdez, Assistant Treasurer

INVESTMENT ADVISER

The Variable Annuity Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, TX 77019

SHAREHOLDER SERVICE AGENT

ChaseMellon Shareholders Services, L.L.C.
85 Challenger Road
Overpeck Center
Ridgefield Park, NJ 07660

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT AUDITORS

KPMG LLP
700 Louisiana, Suite 3100
Houston, TX 77002

================================================================================
                                                       USLIFE INCOME
                                                       FUND, INC.

                                                       SEMI-ANNUAL
                                                       REPORT






AMERICAN
   |GENERAL
   |FINANCIAL GROUP                                    DECEMBER 31, 1999

   The Variable Annuity Life Insurance Company (VALIC)
   2929 Allen Parkway * Houston, TX 77019

   VA 10643 VER 12/99